Consolidated Statements of Cash Flows - CAD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Cash flow from operating activities
Net loss for the year/period	$ (807,449)	$ (3,548,021)	$ (4,944,221)	$ (5,789,662)	$ (5,412,663)
Items not affecting cash:
Depreciation and amortization	9,372	9,371	18,741	18,743	16,894
Share-based compensation		1,779	2,071	60,586	476,211
Accrued interest expense	75,566		36,216		20,364
Foreign exchange
Gain from government grant			(28,604)
Change in fair value of convertible loan		79,119	79,119	(420,585)	407,709
Changes in non-cash working capital:
Amounts receivable	21,728	3,194	(24,201)	15,516	(11,994)
Prepaid expenses		(197,382)	(256,777)	137,067	(117,051)
Security deposits				172,980	(151,413)
Accounts payable and accrued liabilities	435,032	2,425,463	3,562,494	710,460	(186,650)
Net cash from operating activities	(265,741)	(1,226,477)	(1,555,162)	(5,094,895)	(4,958,593)
Cash flow from investing activities
Change in short-term investments				1,341,043	(591,043)
Net cash from investing activities				1,341,043	(591,043)
Cash flow from financing activities
Proceeds on private placement		1,414,744	1,414,744	2,973,324	4,332,232
Proceeds from issuance of convertible loans	265,000
Short-term loans	31,950	199,047	505,159	(117,540)	(465,849)
Repayment of unsecured convertible loan		(477,599)	(477,559)		1,138,919
Proceeds from exercise of warrants				140,000	286,020
Net cash from financing activities	296,950	1,136,192	1,442,344	2,995,784	5,291,322
Increase (Decrease) in cash and cash equivalents	(31,199)	(90,285)	(112,818)	(758,068)	(258,314)
Effect of changes in foreign exchange rates	(49,989)	(8,939)	(53,994)	12,536	(67,667)
Cash and cash equivalents, beginning of period	26,104	192,916	192,916	938,448	1,264,429
Cash and cash equivalents, end of period	7,314	93,692	$ 26,104	$ 192,916	$ 938,448
Significant non-cash transactions
Shares issued for settlement of debt	$ 405,000